Cover	Apr. 06, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Save Foods, Inc. (the “Company” or “Save Foods”) filed with the U.S. Securities and Exchange Commission on April 6, 2023 (the “Original Form 8-K”). The Original Form 8-K reported the Company’s acquisition of Plantify Foods, Inc. (“Plantify”). This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Original Form 8-K, solely to provide the disclosures required by Item 9.01 of the Form 8-K that were not previously filed with the Original Report. Except as provided herein, the disclosures made in the Original Form 8-K remain unchanged.
Document Period End Date	Apr. 06, 2023
Entity File Number	001-40403
Entity Registrant Name	Save Foods, Inc.
Entity Central Index Key	0001789192
Entity Tax Identification Number	26-4684680
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	HaPardes 134 (Meshek Sander)
Entity Address, City or Town	Neve Yarak
Entity Address, Country	IL
Entity Address, Postal Zip Code	4994500
City Area Code	(347)
Local Phone Number	468 9583
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SVFD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false